Share Based Payments - Schedule of Fair Value of Consultants Stock Options Granted Estimated Using Black-Scholes Option Pricing Model With Following Weighted Average Assumptions (Details) - Consultants Stock Options - $ / shares
	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2018
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock price	$ 0.47	$ 10.23
Exercise price	$ 0.47	$ 10.23
Expected term	5 years 3 months 3 days	10 years
Expected volatility	77.35%	90.17%
Risk-free interest rate	0.58%	2.82%
Dividend rate	0.00%	0.00%